Crypto asset borrowings (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Platform Operator, Crypto Asset [Abstract]
Crypto asset borrowings fee	¥ 50	¥ 51	¥ 35